Offerings - Offering: 1	Feb. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock par value $0.001 per share
Amount Registered | shares	413,011
Proposed Maximum Offering Price per Unit	45.14
Maximum Aggregate Offering Price	$ 18,643,316.54
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,854.29
Offering Note	Represents additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), reserved for issuance authorized as of January 1, 2025 under the evergreen provision of the Registrant’s 2015 Employee Stock Purchase Plan (the “2015 ESPP”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s Common Stock that may become issuable under the terms of the 2015 ESPP by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the Nasdaq Global Select Market on January 30, 2025. The Registrant does not have any fee offsets to claim.